Annual Fund Operating Expenses - LVIP Wellington Capital Growth Fund	May 01, 2021
Standard Class
Operating Expenses:
Management Fee	0.67%
Distribution and/or Service (12b-1) fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.74%
Less Fee Waiver	0.03%	[1]
Total Annual Fund Operating Expenses (After Fee Waiver)	0.71%
Service Class
Operating Expenses:
Management Fee	0.67%
Distribution and/or Service (12b-1) fees	0.25%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.99%
Less Fee Waiver	0.03%	[1]
Total Annual Fund Operating Expenses (After Fee Waiver)	0.96%

[1]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% on the first $100 million of the Fund’s average daily net assets; 0.00% on the next $150 million of the Fund's daily net assets; 0.025% on the next $250 million of the Fund's daily net assets; and 0.05% of the Fund’s average daily net assets in excess of $500 million. The agreement will continue through at least April 30, 2022 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.